Shareholder Report, Holdings (Details)	Jul. 31, 2026
The Income Fund of America - Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class A [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class A [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class A [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class A [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class C [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class C [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class C [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class C [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class C [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class F-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class F-1 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class F-1 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class F-1 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class F-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class F-2 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class F-2 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class F-2 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class F-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class F-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class F-3 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class F-3 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class F-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class 529-A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class 529-A [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class 529-A [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class 529-A [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class 529-A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class 529-A [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class 529-C [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class 529-C [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class 529-C [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class 529-C [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class 529-C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class 529-C [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class 529-E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class 529-E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class 529-E [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class 529-E [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class 529-E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class 529-E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class 529-F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class 529-F-2 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class 529-F-2 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class 529-F-2 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class 529-F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class 529-F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class 529-F-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class 529-F-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class 529-F-3 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class 529-F-3 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class 529-F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class 529-F-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class 529-F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-1 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-1 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-1 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-2 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-2 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-2 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-2E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-2E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-2E [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-2E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-2E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-2E [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-2E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-2E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-2E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-3 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-3 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-3 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-3 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-4 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-4 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-4 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-4 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-4 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-4 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-4 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-4 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-4 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-5E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-5E [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-5E [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-5E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-5E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-5E [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-5E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-5E [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-5E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-5 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-5 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-5 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-5 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-5 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-5 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-5 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-5 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-5 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
The Income Fund of America - Class R-6 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.39%
The Income Fund of America - Class R-6 [Member] | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
The Income Fund of America - Class R-6 [Member] | Corporate bonds notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
The Income Fund of America - Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
The Income Fund of America - Class R-6 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
The Income Fund of America - Class R-6 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
The Income Fund of America - Class R-6 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
The Income Fund of America - Class R-6 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
The Income Fund of America - Class R-6 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
The Income Fund of America - Class R-6 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
The Income Fund of America - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]

[1]	Includes derivatives.